Significant Accounting Policies - Estimated Useful Lives for Property and Equipment (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equipment (mainly consist of servers) [member] | Bottom of Range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives for property and equipment	P3Y	P3Y	P3Y
Equipment (mainly consist of servers) [member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives for property and equipment	P5Y	P5Y	P5Y
Furniture and fixtures [member] | Bottom of Range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives for property and equipment	P3Y	P3Y	P3Y
Furniture and fixtures [member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives for property and equipment	P5Y	P5Y	P5Y
Others [member] | Bottom of Range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives for property and equipment	P3Y	P3Y	P3Y
Others [member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives for property and equipment	P5Y	P5Y	P5Y